Net Income per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Phoenix New Media Limited	$ 5,759	¥ 37,472	¥ 80,611	¥ 73,584
Numerator:
Net income attributable to Phoenix New Media Limited	5,759	37,472	80,611	73,584
Ordinary Shares
Numerator:
Net income attributable to Phoenix New Media Limited	$ 5,759	¥ 37,472	¥ 80,611	¥ 73,584
Denominator:
Weighted average number of shares outstanding	573,096,266	573,096,266	571,298,943	569,058,424
Weighted average number of contingently issuable shares	1,690,621	1,690,621	2,222,593	2,189,299
Denominator used in computing net income per share - basic	574,786,887	574,786,887	573,521,536	571,247,723
Net income per share - basic | (per share)	$ 0.01	¥ 0.07	¥ 0.14	¥ 0.13
Numerator:
Net income attributable to Phoenix New Media Limited	$ 5,759	¥ 37,472	¥ 80,611	¥ 73,584
Denominator:
Denominator used in computing net income per share - basic	574,786,887	574,786,887	573,521,536	571,247,723
Share-based awards	15,647,020	15,647,020	3,516,370	9,537,533
Denominator used in computing net income per share - diluted	590,433,907	590,433,907	577,037,906	580,785,256
Net income per share - diluted | (per share)	$ 0.01	¥ 0.06	¥ 0.14	¥ 0.13
ADS
Denominator:
Denominator used in computing net income per share - basic	71,848,361	71,848,361	71,690,192	71,405,965
Net income per share - basic | (per share)	$ 0.08	¥ 0.52	¥ 1.12	¥ 1.03
Denominator:
Denominator used in computing net income per share - basic	71,848,361	71,848,361	71,690,192	71,405,965
Denominator used in computing net income per share - diluted	73,804,238	73,804,238	72,129,738	72,598,157
Net income per share - diluted | (per share)	$ 0.08	¥ 0.51	¥ 1.12	¥ 1.01